Application of New Standards, Amendments and Interpretations	6 Months Ended
Jun. 30, 2025
Application of New Standards, Amendments and Interpretations [Abstract]
Application of New Standards, Amendments and Interpretations
3.	Application of New Standards, Amendments and Interpretations

(1)	Effect of the adoption of new issuances of or amendments to International Financial Reporting Standards (“IFRS®”) Accounting Standards that came into effect as endorsed by the Financial Supervisory Commission (“FSC”)

New standards, interpretations and amendments endorsed by FSC and became effective from 2024 are as follows:

New Standards, Interpretations and Amendments	Effective date by International Accounting Standards Board
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or non-current’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024
Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’	January 1, 2024

The above standards and interpretations have no significant impact to the Company’s financial condition and financial performance based on the Company’s assessment.

(2)	Effect of new issuances of or amendments to IFRS Accounting Standards as endorsed by the FSC but not yet adopted by the Company

New standards, interpretations and amendments endorsed by the FSC effective from 2025 are as follows:

New Standards, Interpretations and Amendments	Effective date by International Accounting Standards Board
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025

The above standards and interpretations have no significant impact to the Company’s financial condition and financial performance based on the Company’s assessment.

(3)	IFRS Accounting Standards issued by IASB but not yet endorsed by the FSC

New standards, interpretations and amendments issued by IASB but not yet included in the IFRS Accounting Standards as endorsed by the FSC are as follows:

New Standards, Interpretations and Amendments	Effective date by International Accounting Standards Board
Amendments to IFRS 9 and IFRS 7, ‘Amendments to the classification and measurement of financial Instruments’	January 1, 2026
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by International Accounting Standards Board
IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendments to IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’	January 1, 2023
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027
IFRS 19, ‘Subsidiaries without public accountability: disclosures’	January 1, 2027
Annual Improvements to IFRS Accounting Standards—Volume 11	January 1, 2026

Except for the following, the above standards and interpretations have no significant impact to the Company’s financial condition and financial performance based on the Company’s assessment.

IFRS 18, ‘Presentation and disclosure in financial statements’ replaces IAS 1. The standard introduces a defined structure of the statement of profit or loss, disclosure requirements related to management-defined performance measures, and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes.